14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Net loss for the year	$ (56,781)	$ (329,789)	$ (5,997)
Expected income tax recovery	(15,000)	(89,000)	(2,000)
Effect of foreign tax rate	(18,000)	(10,000)	(24,000)
Non-deductible items	(5,000)	(22,000)	4,000
Deductible items	0	(16,000)	0
True up of prior year amounts	(235,000)	0	0
Unrecognized benefit of non-capital losses	273,000	137,000	22,000
Income taxes at statutory	$ 0	$ 0	$ 0